Financial Assets and Liabilities - Additional Information (Detail) € / shares in Units, $ / shares in Units, € in Millions			6 Months Ended	12 Months Ended
	Mar. 29, 2022 EUR (€)	Mar. 29, 2022 USD ($)	Jun. 30, 2023 EUR (€) Agreement Days € / shares	Dec. 31, 2022	Jun. 30, 2023 USD ($) $ / shares
Disclosure of detailed information about financial instruments [line items]
Convertible Senior Notes			€ 402.7
Fair Value of Convertible Notes			€ 381.2
Share price | € / shares			€ (51)
Historical volatility for shares, measurement input [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible increase in unobservable input, liabilities			10.00%		10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities			10.00%		10.00%
Share Price Measurement Input [Member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Increase decrease in derivative financial liabilities fair value			€ 16.7
Percentage of reasonably possible increase in unobservable input, liabilities			10.00%		10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities			10.00%		10.00%
Foreign Currency Conversion Option [Member]
Disclosure of detailed information about financial instruments [line items]
Increase decrease in derivative financial liabilities fair value			€ 12.3
American depository shares [member]
Disclosure of detailed information about financial instruments [line items]
Conversion price per share | $ / shares					$ 166.34
Convertible Senior Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Conversion rate per note | $ / shares					$ 6.0118
Principal amount | $		$ 575,000,000.0
Borrowings redemption period			April 7, 2025
Borrowings condition for redemption			but only if the last reported sale price per ADS exceeds 130% of the conversion price on (i) each of at least 20 trading days, whether or not consecutive, during the 30 consecutive trading days ending on, and including, the trading day immediately before the date the Company sends the related optional redemption notice; and (ii) the trading day immediately before the date the Company sends such notice.
Borrowings threshold percentage of sale price per share for redemption			130.00%
Borrowings threshold trading days for redemption | Days			20
Borrowings threshold consecutive trading days for redemption | Agreement			30
Proceeds from issue of bonds, notes and debentures	€ 503.3	$ 557,900,000
Borrowings, maturity	April 1, 2028	April 1, 2028
Convertible Senior Notes [Member] | American depository shares [member]
Disclosure of detailed information about financial instruments [line items]
Principal amount | $					$ 1,000
Fixed interest rate [member] | Convertible Senior Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings Interest Rate		2.25%	2.25%		2.25%
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Weighted Average Duration Of Marketable Securities			3 months 3 days	3 months 6 days